Financial Instruments - Schedule of Estimating an Increase or a Decrease Profit or Loss (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)
Schedule of Estimating an Increase or a Decrease Profit or Loss [Line Items]
Short-term investments—101% of CDI	$ 660
Exposure to CDI—Assets	660
Debentures—100% of CDI	(7,992)
Exposure to CDI—Liabilities	(7,992)
Net exposure	(7,332)
Scenario I (Probable) [Member]
Schedule of Estimating an Increase or a Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	$ 222	[1]
Assets	12.12%	[1]
Short-term investments—101% of CDI	$ (20)	[1]
Exposure to CDI—Assets	$ (20)	[1]
Liability	12.00%	[1]
Debentures—100% of CDI	$ 242	[1]
Exposure to CDI—Liabilities	242	[1]
Net exposure	222	[1]
Scenario II +/- 25% [Member]
Schedule of Estimating an Increase or a Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	$ 12
Assets	15.15%
Short-term investments—101% of CDI
Exposure to CDI—Assets
Liability	15.00%
Debentures—100% of CDI	$ 12
Exposure to CDI—Liabilities	12
Net exposure	12
Scenario III +/- 50% [Member]
Schedule of Estimating an Increase or a Decrease Profit or Loss [Line Items]
Potential net effect on profit or loss	$ (208)
Assets	18.18%
Short-term investments—101% of CDI	$ 20
Exposure to CDI—Assets	$ 20
Liability	18.00%
Debentures—100% of CDI	$ (228)
Exposure to CDI—Liabilities	(228)
Net exposure	$ (208)
Exposure Spot rates [Member]
Schedule of Estimating an Increase or a Decrease Profit or Loss [Line Items]
Assets	15.15%	[2]
Liability	15.00%	[2]

[1]	Based on the projected forecast, as of December 31, 2025, as published by the Central Bank of Brazil.
[2]	Based on spot rate, as of the date of this financial statements, as published by the Central Bank of Brazil.